Asset retirement obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Asset Retirement Obligations [Line Items]
Beginning balance	$ 517,180	$ 525,022
Additional obligations recognized	211,580	3,273
Changes in estimated abandonment timing and costs	(98,158)	(48,904)
Obligations settled	(15,765)	(9,334)
Accretion	31,219	26,971
Changes in discount rates	(6,646)	(2,586)
Foreign exchange	10,754	22,738
Ending balance	$ 650,164	$ 517,180